Stock Plans - Cash settled awards (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	127	[1]	95		102
Liability outstanding	320		291
Fair value of awards vested during the year	81		71		83
Unrecognized compensation cost on nonvested awards at end of period	42
Assumptions [Abstract]
Entity's closing stock price at end of period	60.56
Valuation method used in calculating compensation cost	Black-Scholes option-pricing model
Performance Share Units (PSUs) [Member]
Assumptions [Abstract]
Valuation method used in calculating compensation cost	lattice-based valuation model
Performance Share Units (PSUs) [Member] | Granted Year 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	34	[1],[2]
Liability outstanding	34	[2]
Fair value per unit	55.12	[2]
Fair value of awards vested during the year	0	[2]
Unrecognized compensation cost on nonvested awards at end of period	26	[2]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	2.0	[2]
Assumptions [Abstract]
Entity's closing stock price at end of period	60.56	[2],[3]
Expected stock price volatility	14.00%	[2],[3],[4]
Expected term (years)	2 years	[2],[3],[5]
Risk-free interest rate	1.13%	[2],[3],[6]
Dividend rate per share (in dollars per share)	0.86	[2],[3],[7]
Performance Share Units (PSUs) [Member] | Granted Year 2012 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	37	[1],[2]	24	[2]
Liability outstanding	61	[2]	24	[2]
Fair value per unit	59.66	[2]
Fair value of awards vested during the year	0	[2]	0	[2]
Unrecognized compensation cost on nonvested awards at end of period	15	[2]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	1.0	[2]
Assumptions [Abstract]
Entity's closing stock price at end of period	60.56	[2],[3]
Expected stock price volatility	14.00%	[2],[3],[4]
Expected term (years)	1 year	[2],[3],[5]
Risk-free interest rate	0.99%	[2],[3],[6]
Dividend rate per share (in dollars per share)	0.86	[2],[3],[7]
Performance Share Units (PSUs) [Member] | Granted Year 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	34	[1],[2]	26	[2]	19	[2]
Liability outstanding	80	[2]	45	[2]
Fair value per unit	60.56	[2]
Fair value of awards vested during the year	80	[2]	0	[2]	0	[2]
Unrecognized compensation cost on nonvested awards at end of period	0	[2]
Assumptions [Abstract]
Entity's closing stock price at end of period	60.56	[2],[3]
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Actual performance vesting percentage, based on return on invested capital (in hundredths)	150.00%
Payout under the restricted share unit compensation plan	80
Performance Share Units (PSUs) [Member] | Granted Year 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	(4)	[1],[2]	26	[2]	27	[2]
Liability outstanding	0	[2]	70	[2]
Fair value of awards vested during the year			70	[2]	0	[2]
Performance Share Units (PSUs) [Member] | Granted Year 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	(9)	[1],[2]	0	[2]	35	[2]
Liability outstanding	0	[2]	18	[2]
Fair value of awards vested during the year					82	[2]
V I D P [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	35	[8]	19	[8]	21	[8]
Liability outstanding	145	[8]	134	[8]
Fair value per unit	60.56	[8]
Fair value of awards vested during the year	1	[8]	1	[8]	1	[8]
Unrecognized compensation cost on nonvested awards at end of period	1	[8]
Assumptions [Abstract]
Entity's closing stock price at end of period	60.56	[3],[8]
Percentage of grants remaining in which the remaining recognition period has not been quantified	25.00%
Valuation method used in calculating compensation cost	intrinsic value

[1]	Includes the reversal of stock-based compensation expense related to the forfeiture of PSUs by the Company's former CEO and COO.
[2]	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
[3]	Assumptions used to determine fair value are at December 31, 2013.
[4]	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
[5]	Represents the remaining period of time that awards are expected to be outstanding.
[6]	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
[7]	Based on the annualized dividend rate.
[8]	Compensation cost is based on intrinsic value.